Restructuring - Accrual Rollforward (Details) - Revelyst Business - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 25, 2023	Mar. 31, 2024	Mar. 31, 2023
GEAR Up restructuring costs
Restructuring Reserve [Roll Forward]
Charges	$ 5,190	$ 0	$ 8,279	$ 0
GEAR Up restructuring costs | Accounts Payable, Other Current Liabilities, Or Other Current Assets
Restructuring Reserve [Roll Forward]
Charges	3,191		7,844
Payments	(7,691)		(3,406)
GEAR Up restructuring costs | Accounts Payable, Other Current Liabilities, Or Other Current Assets
Restructuring Reserve [Roll Forward]
Beginning balance	4,438	0	0
Ending balance			4,438	0
Cost reduction and earnings improvement program
Restructuring Reserve [Roll Forward]
Charges			5,604	11,628
Cost reduction and earnings improvement program | Accounts Payable, Other Current Liabilities, Or Other Current Assets
Restructuring Reserve [Roll Forward]
Charges			614
Payments			(4,835)
Cost reduction and earnings improvement program | Accounts Payable, Other Current Liabilities, Or Other Current Assets
Restructuring Reserve [Roll Forward]
Beginning balance	1,004	5,225	5,225
Ending balance			1,004	5,225
Employee severance and related expenses | GEAR Up restructuring costs
Restructuring Reserve [Roll Forward]
Charges	416	0	6,056	0
Employee severance and related expenses | GEAR Up restructuring costs | Accounts Payable, Other Current Liabilities, Or Other Current Assets
Restructuring Reserve [Roll Forward]
Charges	416		6,056
Payments	(3,564)		(657)
Employee severance and related expenses | GEAR Up restructuring costs | Accounts Payable, Other Current Liabilities, Or Other Current Assets
Restructuring Reserve [Roll Forward]
Beginning balance	5,399	0	0
Ending balance	2,251		5,399	0
Employee severance and related expenses | Cost reduction and earnings improvement program
Restructuring Reserve [Roll Forward]
Charges			614	4,565
Employee severance and related expenses | Cost reduction and earnings improvement program | Accounts Payable, Other Current Liabilities, Or Other Current Assets
Restructuring Reserve [Roll Forward]
Charges			614
Payments			(4,835)
Employee severance and related expenses | Cost reduction and earnings improvement program | Accounts Payable, Other Current Liabilities, Or Other Current Assets
Restructuring Reserve [Roll Forward]
Beginning balance	1,004	5,225	5,225
Ending balance			1,004	5,225
Professional fees | GEAR Up restructuring costs
Restructuring Reserve [Roll Forward]
Charges	967	0	1,720	0
Professional fees | GEAR Up restructuring costs | Accounts Payable, Other Current Liabilities, Or Other Current Assets
Restructuring Reserve [Roll Forward]
Charges	967		1,720
Payments	(2,744)		(2,688)
Professional fees | GEAR Up restructuring costs | Accounts Payable, Other Current Liabilities, Or Other Current Assets
Restructuring Reserve [Roll Forward]
Beginning balance		0	0
Ending balance				0
Professional fees, including netting | GEAR Up restructuring costs | Accounts Payable, Other Current Liabilities, Or Other Current Assets
Restructuring Reserve [Roll Forward]
Payments			(968)
Professional fees, including netting | GEAR Up restructuring costs | Accounts Payable, Other Current Liabilities, Or Other Current Assets
Restructuring Reserve [Roll Forward]
Beginning balance	(968)
Ending balance	(2,745)		(968)
Other | GEAR Up restructuring costs
Restructuring Reserve [Roll Forward]
Charges	470	0	68	0
Other | GEAR Up restructuring costs | Accounts Payable, Other Current Liabilities, Or Other Current Assets
Restructuring Reserve [Roll Forward]
Charges	178		68
Payments	(185)		(61)
Other | GEAR Up restructuring costs | Accounts Payable, Other Current Liabilities, Or Other Current Assets
Restructuring Reserve [Roll Forward]
Beginning balance	7	$ 0	0
Ending balance	$ 0		$ 7	$ 0